Other Intangible Assets (Schedule Of Showing Of Components Of Other Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 18,542		$ 28,198
Accumulated Amortization	11,951		10,250
Net Book Value	6,591		17,948
Developed Technologies Including Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,736	[1]	13,853	[1]
Accumulated Amortization	6,582	[1]	5,720	[1]
Net Book Value	2,154	[1]	8,133	[1]
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,068	[2]	5,365	[2]
Accumulated Amortization	401	[2]	119	[2]
Net Book Value	667	[2]	5,246	[2]
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,562	[3]	8,812	[3]
Accumulated Amortization	4,858	[3]	4,336	[3]
Net Book Value	3,704	[3]	4,476	[3]
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	160	[4]	160	[4]
Accumulated Amortization	107	[4]	75	[4]
Net Book Value	53	[4]	85	[4]
Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	16		8
Accumulated Amortization	3		0
Net Book Value	$ 13		$ 8

[1]	Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 were impaired by approximately $221,000 during 2013 (see Note 3 Impairment Charges) and the $17,000 of CTS patents remaining after the impairment was transferred to CTI in 2014. The CTI patents were impaired by approximately $5.3 million during 2014 (see Note 3 Impairment Charges).
[2]	Includes CTI trademarks and trade names which were impaired by approximately $4.3 million during 2014 (see Note 3 Impairment Charges).
[3]	Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Customer relationships obtained in the acquisition of CTS with a cost of $840,000 was impaired by approximately $780,000 during 2013 (see Note 3 Impairment Charges) and the $60,000 of CTS customer relationships remaining after the impairment was transferred to CTI in 2014.
[4]	Includes a non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. A non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 was determined to be fully impaired in 2013 (see Note 3 Impairment Charges).